Share capital - Narrative (Details) $ / shares in Units, $ in Thousands			12 Months Ended
	Oct. 12, 2007 USD ($)	Jun. 29, 2007 shares	Dec. 31, 2022 USD ($) shares year $ / shares	Dec. 31, 2022 USD ($) shares $ / shares	Dec. 31, 2021 USD ($) shares year $ / shares	Dec. 31, 2021 USD ($) shares $ / shares	Feb. 22, 2023 $ / shares	Dec. 31, 2020 shares
Disclosure of classes of share capital [line items]
Dividends paid (in USD per share) | $ / shares			$ 0.04		$ 0.04
Dividends paid | $			$ 172,000		$ 170,000
Shares issued on exercise of stock options | $			$ 14,276		$ 6,435
Number of options exercised (in shares)			4,955,000		3,052,000
Number of options granted (in shares)			4,534,000		19,461,000
Risk free annual interest rate			4.00%		0.70%
Dividend yield rate					4.00%
Weighted average exercise price, options exercised (in Cdn.$per share) | $ / shares				$ 5.42		$ 5.66
Number of common shares redeemable from each RSU (in shares)			1
Incentive Plan
Disclosure of classes of share capital [line items]
Shares issued on exercise of stock options | $	$ 4,955
Number of options granted (in shares)		4,955,000
Stock Options
Disclosure of classes of share capital [line items]
Term of options granted (in years)			10 years		5 years
Award vesting period (in years)			5 years		5 years
Fair value of shares from share-based payment transactions | $			$ 6,000	$ 6,000	$ 23,000	$ 23,000
Share-based payments expense | $			10,000		13,000
Share-based payments expense, capitalized to mining interests | $			1,000		2,000
Restricted Share Units
Disclosure of classes of share capital [line items]
Fair value of shares from share-based payment transactions | $			8,000	$ 8,000	7,000	$ 7,000
Share-based payments expense | $			$ 8,000		$ 6,000
Number of shares granted (in shares)			1,751,000		1,329,000
Number of DSUs outstanding in share-based payment arrangement (in shares)			2,784,000	2,784,000	3,679,000	3,679,000		4,334,000
Deferred Share Unit
Disclosure of classes of share capital [line items]
Fair value of shares from share-based payment transactions | $			$ 1,000	$ 1,000	$ 1,000	$ 1,000
Share-based payments expense | $			$ 0		$ 1,000
Number of shares granted (in shares)			200,000		400,000
Measurement period			5 days
Number of DSUs outstanding in share-based payment arrangement (in shares)			2,000,000	2,000,000	2,000,000	2,000,000
Performance Share Units
Disclosure of classes of share capital [line items]
Fair value of shares from share-based payment transactions | $			$ 8,000	$ 8,000	$ 7,000	$ 7,000
Share-based payments expense | $			$ 7,000		$ 4,000
Number of shares granted (in shares)			1,000,000		1,000,000
Number of DSUs outstanding in share-based payment arrangement (in shares)			5,000,000	5,000,000	3,000,000	3,000,000
Restricted Phantom Units
Disclosure of classes of share capital [line items]
Fair value of shares from share-based payment transactions | $			$ 1,000	$ 1,000
Share-based payments expense | $			$ 300
Number of shares granted (in shares)			100,000
Number of DSUs outstanding in share-based payment arrangement (in shares)			100,000	100,000	0	0
Canada | Performance Share Units
Disclosure of classes of share capital [line items]
Risk free interest rate, performance share unit (in percentage)			2.88%		0.81%
UNITED STATES | Performance Share Units
Disclosure of classes of share capital [line items]
Risk free interest rate, performance share unit (in percentage)			2.76%		0.35%
Bottom of range
Disclosure of classes of share capital [line items]
Exercise price, share options granted (in Cdn.$per share) | $ / shares				$ 3.95		$ 4.34
Expected volatility			54.00%		50.00%
Bottom of range | Performance Share Units
Disclosure of classes of share capital [line items]
Shares receivable as percent of performance share unit			0.00%
Expected volatility, performance share unit (in percentage)			32.00%		32.00%
Top of range
Disclosure of classes of share capital [line items]
Exercise price, share options granted (in Cdn.$per share) | $ / shares				$ 5.79		$ 6.30
Expected option life (in years) | year			10		3
Dividend yield rate			5.50%
Top of range | Performance Share Units
Disclosure of classes of share capital [line items]
Shares receivable as percent of performance share unit			200.00%
Expected volatility, performance share unit (in percentage)			81.00%		99.00%
Vesting 1 year from grant | Restricted Share Units
Disclosure of classes of share capital [line items]
Award vesting percent			33.33%
Vesting 2 years from grant | Restricted Share Units
Disclosure of classes of share capital [line items]
Award vesting period (in years)			2 years
Award vesting percent			33.33%
Vesting 3 years from grant | Restricted Share Units
Disclosure of classes of share capital [line items]
Award vesting period (in years)			3 years
Award vesting percent			33.33%
Ordinary shares
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)			1,074,694,856	1,074,694,856
Ordinary shares | Incentive Plan
Disclosure of classes of share capital [line items]
Number of shares held in trust under the Company's Incentive Plan (in shares)			1,705,000	1,705,000
Preference shares
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)			0	0
Share capital
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)			1,074,695,000	1,074,695,000	1,056,334,000	1,056,334,000		1,051,138,000
Shares issued on exercise of stock options | $			$ 14,276		$ 6,435
Number of options exercised (in shares)			4,955,000		3,053,000
Dividends Declared
Disclosure of classes of share capital [line items]
Dividends declared (in USD per share) | $ / shares							$ 0.04